UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2010

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

June 30, 2010

Congress Large Cap Growth Fund
Semi-Annual Letter to Mutual Fund Shareholders
For the six months January 1, 2010 to June 30, 2010

Performance Highlights:

For the 6 month period from January 1, 2010 to June 30, 2010, the Fund’s Class R shares returned -10.04% compared with -7.65% for the Russell 1000 Growth® Index.  The Fund’s Class I shares returned -12.08% compared with-12.72% for the Russell 1000 Growth® Index since the inception of the Class I shares on April 30, 2010 through June 30, 2010.

Market Commentary:

The stock market recovery that began in the second quarter of 2009 ceased abruptly in May and June of 2010.  Macro economic concerns overwhelmed seemingly strong corporate earnings to cause the market contraction.  Fears that Greece would default on its debt caused a flight to quality as investors bid up safer investments such as U.S. Treasury notes.  A contagion mentality began to take hold as Ireland, Spain and Portugal all faced questions about their ability to pay their sovereign debt.

Prior to the downturn in the second quarter, the stock market, as measured by the S&P 500® Index, had been up about 50% for the year ended March 31, 2010.  The Euro fears mentioned above combined with Chinese efforts to curb inflation and domestic uncertainty partially caused by the Deepwater Horizon spill in the Gulf of Mexico contributed to the May – June sell-off.  Bonds fared much better in the second quarter with the Barclays Intermediate Government Credit Index up 4.56% as of June 30, 2010.

We believe market volatility is likely to continue in the face of economic uncertainty.  Notable headwinds include the slow recovery in employment, the 3.25% annual contraction in consumer credit as of June 30, 2010 and regulatory burdens from the healthcare and financial industry overhauls.  The market however, at about 14 times earnings, we feel is reasonably priced when compared to historical averages of 16 to 18 times earnings.  Corporate profits remain strong and have been bolstered by strong free cash flow.  Cash levels of non-financial S&P 500 companies stood at $1 trillion at March 31, 2010 up 26% year over year.  Wage levels, a precursor to employment growth, improved throughout the second quarter as the average hourly earnings were up 2.3% in the second quarter GDP.

Concerns have now risen that deflation is a more serious risk.  We believe that the deflation concerns are overdone and that the industrial recovery has strong enough roots to bolster employment and the consumer in coming months.

Portfolio Commentary:

Over the past six months we have increased the weightings of the consumer discretionary, staple and technology sectors while decreasing the materials, financials and telecom sectors.  At 27% of the portfolio, technology was the largest sector.  Apple at over 3% of the portfolio was the best performing stock in the portfolio.  The industrial sector, the second largest in the portfolio, was a slight positive contributor to performance for the six month period.  We added 3M and Fastenal to the portfolio which was offset by the sale of Emerson Electric.  Consumer Staples was the best sector for the period largely reflecting the market correction in May and June.  Dr. Pepper Snapple, purchased during the period was the single best contributor in the sector.  The materials sector was the worst performing for the period due to our being overweight in the sector as well as the Monsanto and Freeport McMoran holdings.  The two bio tech holdings, Celgene and Gilead were both down for the period.  Concerns about the US healthcare overhaul as well as European growth weighed heavily on these two companies.  Both reported strong earnings and cash flow but could not offset the negative market sentiment.

In Closing:

The Fund’s portfolio has grown from $5,686,211 on December 31, 2009 to $26,148,752 as of June 30, 2010.  Thank you for your confidence and investment and we look forward to serving your investment needs.

Sincerely,

Daniel A. Lagan, CFA	Alfred A. Lagan, CFA	Gregg A. O’Keefe, CFA

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  The Barclays Intermediate Government/Credit Bond Fund Index measures the performance of United States dollar-denominated U.S. Treasuries, government-related and investment-grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year and less than 10 years.  One cannot invest directly in an index.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.  Free cash flow is revenue less operating expenses including interest expenses and maintenance capital spending.  It is the discretionary cash that a company has after all expenses and is available for purposes such as dividend payments, investing back into the business or share repurchases.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, pleas refer to the Schedule of Investments in this report.

Congress Large Cap Growth Fund is distributed by Quasar Distributors, LLC (8/10)

CONGRESS LARGE CAP GROWTH FUND

SECTOR ALLOCATION at June 30, 2010 (Unaudited)

Sector Allocation	Percent of Net Assets

Diversified Manufacturing	17.9%
Computer & Electronic Products	12.9%
Chemical Manufacturing	10.3%
Retail Trade	9.4%
Finance & Insurance	9.2%
Mining, Oil & Gas Extraction	9.0%
Food Manufacturing	8.0%
Information	6.7%
Professional, Scientific
& Technical Services	5.3%
Accommodation & Food Services	5.0%
Transportation & Warehousing	2.8%
Arts, Entertainment & Recreation	2.4%
Cash*	1.1%
Total	100.0%

* Cash Equivalents and Other Assets in Excess of Liabilities

EXPENSE EXAMPLE For the Six Months Ended June 30, 2010 (Unaudited)

As a shareholder of the Congress Large Cap Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/10 - 6/30/10).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder

CONGRESS LARGE CAP GROWTH FUND

EXPENSE EXAMPLE For the Six Months Ended June 30, 2010 (Unaudited) (Continued)

servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the example, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/10	6/30/10	1/1/10 – 6/30/10
Class R Actual	$1,000	$ 900	$5.46*
Class R Hypothetical
(5% return before expenses)	$1,000	$1,019	$5.81*
Class I Actual1	$1,000	$ 879	$1.18**
Class I Hypothetical
(5% return before expenses)	$1,000	$1,007	$1.26**

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.16% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

**
Expenses are equal to the Fund’s annualized expense ratio for the April 30, 2010 through June 30, 2010 period of 0.75% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 61/365 (to reflect the since inception period).

1	Class I shares commenced operations on April 30, 2010.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 98.9%
Amusement &
Entertainment- 2.4%
19,900	Walt Disney Co.	$626,850
Beverage & Tobacco
Products - 3.1%
21,500	Dr Pepper Snapple
	Group, Inc.	803,885
Building Material, Garden
& Supplies Dealers - 4.5%
13,600	Fastenal Co.	682,584
23,800	Lowe’s Companies, Inc.	485,996
		1,168,580
Chemical
Manufacturing - 10.3%
8,000	Colgate-Palmolive Co.	630,080
18,200	Gilead Sciences, Inc.*	623,896
12,700	Hospira, Inc.*	729,615
9,200	Praxair, Inc.	699,108
		2,682,699
Clothing Stores - 2.5%
15,700	The TJX
	Companies, Inc.	658,615
Computer & Electronic
Products - 12.9%
3,300	Apple, Inc.*	830,049
36,800	EMC Corp.*	673,440
13,300	Hewlett-Packard Co.	575,624
5,400	International Business
	Machines Corp.	666,792
19,110	QUALCOMM, Inc.	627,572
		3,373,477
Computer Systems
Design - 2.8%
19,269	Accenture Ltd.	744,747
Credit Intermediation - 2.2%
8,200	Visa, Inc.	580,150
Data Processing &
Hosting Services - 2.4%
27,300	Juniper Networks, Inc.*	622,986
Financial Investments &
Commodity Contracts - 6.9%
2,000	CME Group, Inc.	563,100
6,100	IntercontinentalExchange,
	Inc.*	689,483
12,600	T. Rowe Price
	Group, Inc.	559,314
		1,811,897
Food Manufacturing - 5.0%
11,000	The J.M. Smucker Co.	662,420
22,700	Kraft Foods,
	Inc. - Class A	635,600
		1,298,020
Food Services - 5.0%
10,700	McDonald’s Corp.	704,809
25,300	Starbucks Corp.	614,790
		1,319,599
General Manufacturing - 4.8%
8,900	3M Co.	703,011
20,100	Johnson Controls, Inc.	540,087
		1,243,098
General Merchandise
Stores - 2.4%
11,400	Costco Wholesale Corp.	625,062
Information Services - 2.2%
1,300	Google, Inc.*	578,435
Machinery - 7.8%
53,700	Applied Materials, Inc.	645,474
11,700	Deere & Co.	651,456
16,600	ITT Corp.	745,672
		2,042,602
Medical Manufacturing - 2.6%
9,977	Becton, Dickinson & Co.	674,645
Mining - 1.9%
8,300	Freeport-McMoRan
	Copper & Gold, Inc.	490,779
Oil & Gas Extraction - 4.9%
9,900	Devon Energy Corp.	603,108

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited) (Continued)

Shares		Value
Oil & Gas
Extraction - 4.9% (Continued)
9,000	Occidental
	Petroleum Corp.	$694,350
		1,297,458
Oil & Gas Services - 2.2%
10,400	Schlumberger Ltd.	575,536
Publishing Industries - 2.1%
15,800	Intuit, Inc.*	549,366
Rail Transportation - 2.8%
12,600	Canadian National
	Railway Co.	722,988
Scientific Research &
Development - 2.5%
12,800	Celgene Corp.*	650,496
Transportation
Equipment - 2.7%
11,100	United Technologies
	Corp.	720,501
TOTAL COMMON STOCKS
(Cost $28,408,313)		25,862,471
SHORT-TERM INVESTMENT - 1.0%
Money Market Fund - 1.0%
263,947	AIM Short-Term Prime
	Portfolio - Institutional
	Class, 0.201% (a)	263,947
TOTAL SHORT-TERM
INVESTMENT
(Cost $263,947)		263,947
TOTAL INVESTMENTS IN
SECURITIES - 99.9%
(Cost $28,672,260)		26,126,418
Other Assets in Excess
of Liabilities - 0.1%		22,334
TOTAL NET
ASSETS - 100.0%		$26,148,752

*	Non-income producing security.
(a)	7-day yield as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2010 (Unaudited)

ASSETS:
Investments in securities, at value
(Cost $28,672,260) (Note 2)	$26,126,418
Receivables:
Dividends and interest	35,770
Due from advisor, net	3,635
Prepaid expenses	19,619
Total assets	26,185,442

LIABILITIES:
Payables:
Administration fees	7,521
Custody fees	2,088
Distribution fees	4,864
Fund accounting fees	6,207
Transfer agent fees	4,133
Chief Compliance Officer fees	1,334
Other accrued expenses	10,543
Total liabilities	36,690

NET ASSETS	$26,148,752

COMPONENTS OF NET ASSETS:
Paid-in capital	$28,922,247
Accumulated net investment income	56,008
Undistributed net realized loss on investments	(283,661)
Net unrealized depreciation on investments	(2,545,842)
Net assets	$26,148,752

Class R:
Net assets	$8,011,603
Shares issued and outstanding (unlimited number
of shares authorized without par value)	667,328
Net asset value, and redemption price per share	$12.01

Class I:
Net assets	$18,137,149
Shares issued and outstanding (unlimited number
of shares authorized without par value)	1,509,577
Net asset value, and redemption price per share	$12.01

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $588 foreign withholding tax)	$119,587
Interest	350
Total investment income	119,937

EXPENSES (NOTE 3)
Investment advisory fees	38,528
Administration fees	17,425
Registration fees	16,622
Fund accounting fees	14,744
Transfer agent fees	13,765
Audit fees	9,441
Distribution fees	8,923
Legal fees	4,766
Custody fees	4,008
Chief Compliance Officer fees	4,001
Reports to shareholders	3,781
Miscellaneous expenses	3,747
Trustee fees	1,855
Insurance expense	497
Total expenses	142,103
Less: fees waived	(78,174)
Net expenses	63,929
Net investment income	56,008

REALIZED & UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(274,698)
Change in net unrealized depreciation on investments	(3,138,936)
Net realized and unrealized loss on investments	(3,413,634)
Net decrease in net assets
resulting from operations	$(3,357,626)

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended	Period
	June 30, 2010	Ended
	(Unaudited)	December 31, 2009*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$56,008	$10,296
Net realized loss on investments	(274,698)	(8,954)
Change in net unrealized appreciation
(depreciation) on investments	(3,138,936)	593,094
Net increase (decrease) in net assets
resulting from operations	(3,357,626)	594,436

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(11,090)
Total distributions to shareholders	—	(11,090)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding
shares - Class R (a)(b)	3,132,053	5,102,865
Net increase in net assets derived
from net change in outstanding
shares - Class I (a)	20,688,114	—
Total increase in net assets from
capital share transactions	23,820,167	5,102,865
Total increase in net assets	20,462,541	5,686,211

NET ASSETS
Beginning of period	5,686,211	—
End of period	$26,148,752	$5,686,211
Undistributed net investment income	$56,008	$—

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2010		Period Ended
	(Unaudited)		December 31, 2009*
	Shares	Value	Shares	Value
Class R
Shares sold	282,638	$3,657,185	425,953	$5,104,153
Shares issued in
reinvestment of distributions	—	—	447	6,033
Shares redeemed (b)	(41,130)	(525,132)	(580)	(7,321)
Net increase	241,508	$3,132,053	425,820	$5,102,865

(b)	Net of redemption fees of $422 and $9, respectively.

	Period Ended
	June 30, 2010
	(Unaudited)**
	Shares	Value
Class I
Shares sold	1,509,577	$20,688,114
Shares issued in
reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase	1,509,577	$20,688,114

*	Fund and Class R shares commenced operations on March 31, 2009.
**	Class I shares commenced operations on April 30, 2010.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

CLASS R
	Six Months Ended
	June 30, 2010		Period Ended
	(Unaudited)		December 31, 2009*
Net asset value, beginning of period	$13.35		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.03
Net realized and unrealized
gain (loss) on investments	(1.36)		3.35
Total from investment operations	(1.34)		3.38

LESS DISTRIBUTIONS:
From net investment income	—		(0.03)
Paid-in capital from
redemption fees (Note 2)	—	**	—	**
Net asset value, end of period	$12.01		$13.35
Total Return	(10.04	)%^	33.76	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$8.0		$5.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived
and expenses absorbed	2.78	%+	8.15	%+
After fees waived
and expenses absorbed	1.16	%+#	1.25	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS
Before fees waived
and expenses absorbed	(1.28	)%+	(6.39	)%+
After fees waived
and expenses absorbed	0.34	%+	0.51	%+
Portfolio turnover rate	44	%^	38	%^

*	The Fund and Class R shares commenced operations on March 31, 2009.
**	Less than $0.01 per share.
+	Annualized.
^	Not annualized.
#	Effective April 30, 2010 the Advisor has contractually agreed to limit the Class R shares annual ratio of expenses to 1.00% of the Class R daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

CLASS I
	Period Ended
	June 30, 2010*
	(Unaudited)
Net asset value, beginning of period	$13.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized loss on investments	(1.68)
Total from investment operations	(1.65)

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gain	—
Paid-in capital from redemption fees (Note 2)	—
Net asset value, end of period	$12.01
Total Return	(12.08	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$18.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.42	%+
After fees waived and expenses absorbed	0.75	%+

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	0.79	%+
After fees waived and expenses absorbed	1.46	%+
Portfolio turnover rate	44	%^

*	Class I shares commenced operations on April 30, 2010.
**	Less than $0.01 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited)

NOTE 1 – ORGANIZATION

The Congress Large Cap Growth Fund (the “Fund”) is a series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The Fund commenced operations on March 31, 2009.

The Fund offers Class R and Class I shares.  Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued using the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited) (Continued)

facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2010, the Fund did not hold fair valued securities.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3–
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$25,862,471	—	—	$25,862,471
Short-Term Investment	263,947	—	—	263,947
Total Investments in Securities	$26,126,418	—	—	$26,126,418

^	See Schedule of Investments for industry breakout.

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At December 31, 2009, the Fund had no post October losses.  At December 31, 2009, the Fund had capital loss carryforwards available for federal income tax purposes of $8,963 that expire in 2017.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits is expected to be taken in the Fund’s 2009 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited) (Continued)

basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 90 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited) (Continued)

H.
Subsequent events.  In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

I.
New Accounting Pronouncement.  In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers into and out of Levels 1 and 2 during the current period presented.  The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund.  Prior to April 30, 2010, the monthly advisory fee was at an annual rate of 0.75%.  For the six months ended June 30, 2010, the Fund incurred $38,528 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s Class R annual ratio of expenses to 1.00% and the Class I annual ratio of expenses to 0.75% of the Fund’s average daily net assets, respectively. Prior to April 30, 2010, the Class R annual ratio of expenses limit was 1.25%.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended June 30, 2010, the Advisor waived advisory fees and paid Fund expenses totaling $78,174.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited) (Continued)

three years after payment. At June 30, 2010, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Fund that may be recouped are shown in the table below.  The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Year of Expiration	Amount
December 31, 2012	$138,944
December 31, 2013	$78,174
$217,118

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For the six months ended June 30, 2010, the Fund incurred $17,425 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended June 30, 2010, the Fund was allocated $4,001 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Class R shares.  The Plan provides that the Fund may pay a fee to the Distributor at an annual rate of 0.25% of the average daily net assets.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. For the six months ended June 30, 2010, the Fund’s Class R incurred $8,923 in distribution fees.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the Fund for the six months ended June 30, 2010, were $29,042,887 and $5,301,828, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended June 30, 2010.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows:

Cost of investments	$28,672,260
Gross unrealized appreciation	126,001
Gross unrealized depreciation	(2,671,843)
Net tax unrealized appreciation	$(2,545,842)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2010 and the period ended December 31, 2009 for the Fund was as follows:

	June 30, 2010	December 31, 2009
Distributions paid from:
Ordinary Income	$—	$11,090
Long-term capital gain	—	—
	$—	$11,090

As of December 31, 2009, the components of the accumulated earnings (losses) on a tax basis were as follows:

Net tax unrealized appreciation	$593,094
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated losses	(8,963)
Total accumulated gains	$584,131

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility to be used for temporary or extraordinary purposes.  During the six months ended June 30, 2010, the Fund did not  draw on the line of credit and there was no loan payable balance for the Fund at June 30, 2010.

CONGRESS LARGE CAP GROWTH FUND

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those address shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

(This Page Intentionally Left Blank.)

CONGRESS LARGE CAP GROWTH FUND

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Congress Large Cap Growth Fund, Class R
Symbol – CAMLX
CUSIP – 742935216
Congress Large Cap Growth Fund, Class I
Symbol – CMLIX
CUSIP – 74216J789

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date     September 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date     September 1, 2010

By (Signature and Title)      /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date     August 31, 2010

* Print the name and title of each signing officer under his or her signature.